INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of Current Inventories
	December 31,
	2014	2013

Raw materials	$615	$101
Work in progress	704	128
Finished products	5,140	5,740

Total	$6,459	$5,969